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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:

    __________________________     Irvine, CA         February 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form I3F Information Table Value Total:     $208,187 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2        COLUMN 3      COLUMN 4            COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                       ------------     --------      --------   --------------------- ---------- -------- ------------------------

                                                      VALUE      SHRS OR     SH/  PUT/ INVESTMENT  OTHER   VOTING    AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP       (X$1000)    PRN AMT     PRN  CALL DISCRETION MANAGERS SOLE      SHARED   NONE
--------------------   --------------   -----------  ---------   --------    ---  ---- ---------- -------- --------- ------   -----
Berkshire Hathaway      A               084670 10 8   25,257     285         SH        Sole        None    285


Bio Scrip, Inc.         COM             09069N 10 8   26,305     3,488,710   SH        Sole        None    3,488,710



Covanta Holding         COM             22282E 10 2   13,477     894,881     SH        Sole        None    894,881
Corporation


Dr. Reddys Labs Ltd     ADR             256135 20 3   8,662      401,009     SH        Sole        None    401,009


Fairfax Finl Hldngs     SUB VTG         303901 10 2   27,889     194,539     SH        Sole        None    194,539
Ltd


GRUPO TMM S.A           COM             40051D105     1,866      484,600     SH        Sole        None    484,600

Harvest Nat Res Inc     COM             41754V 10 3   27,894     3,141,232   SH        Sole        None    3,141,232

Ipsco Inc.              COM             462622 10 1   46,977     566,130     SH        Sole        None    566,130

Liberty Global, Inc.    COM SER A       530555 30 9   4,881      230,254     SH        Sole        None    230,254

Liberty Global, Inc.    COM SER C       530555 10 1   5,181      230,254     SH        Sole        None    230,254

Pinnacle Airlines Corp. COM             723443107     5,339      800,500     SH        Sole        None    800,500

Star Gas Partners LP    UNITS LTD       85512C 10 5   5,029      2,704,012   SH        Sole        None    2,704,012
                        PRTN

Universal Stainless &   COM             913837 10 0   9,430      628,670     SH        Sole        None    628,670
Alloy, Inc.